TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ 17,817	$ 7,751	$ 19,185
Foreign	4,815	6,213	6,524
Income before taxes on income	$ 22,632	$ 13,964	$ 25,709